Prepaid Costs and Expenses (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of prepaid expenses
Subtotal		$ 5,387,558
Less: long term prepaid expenses		(2,200,506)
Total		3,187,052
Cloud services [Member]
Schedule of prepaid expenses
Subtotal		2,785
Rental [Member]
Schedule of prepaid expenses
Subtotal		5,835
Advertising [Member]
Schedule of prepaid expenses
Subtotal		396,191
Marketing and promotion [Member]
Schedule of prepaid expenses
Subtotal		3,802,469
Professional services [Member]
Schedule of prepaid expenses
Subtotal		1,155,122
Others [Member]
Schedule of prepaid expenses
Subtotal		$ 25,156